DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

8. DERIVATIVE LIABILITIES

The Company analyzed the compound features of variable conversion and redemption embedded in the series A and series B preferred shares instruments, for potential derivative accounting treatment on the basis of ASC 820 (Fair Value in Financial Instruments), ASC 815 (Accounting for Derivative Instruments and Hedging Activities), Emerging Issues Task Force (“EITF”) Issue No. 00–19 and EITF 07–05, and determined that the embedded derivatives should be bundled and valued as a single, compound embedded derivative, bifurcated from the underlying equity instrument, treated as a derivative liability, and measured at fair value. A roll-forward of activity is presented below for the nine months ended December 31, 2023 and 2022:

	2023	2022
	$	$
Derivative liabilities, beginning of period	759,065	352,402
Derivative liabilities recognized pursuant to issuance of Series B preferred shares (Note 9)	642,417	—
Change in fair value of derivatives during period	(142,830)	442,309
Reduction due to preferred shares converted	(119,359)	(53,036)
Derivative liabilities, end of period	1,139,293	741,675

The lattice methodology was used to value the derivative components, using the following assumptions during the nine months ended December 31, 2023 and 2022:

	2023	2022
Dividend yield (%)	12	12
Risk-free rate for term (%)	4.7 – 13.7	2.1 – 4.4
Volatility (%)	71.9 – 119.1	85.4 – 102
Remaining terms (Years)	0.25 – 2.01	1 – 3.01
Stock price ($ per share)	0.64 – 3.82	0.45 – 10.62

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

In addition, the Company recorded derivative liabilities related to the conversion and redemption features of the convertible notes, as well as warrants that were issued in connection with the convertible notes (Note 5). Any noteholder and placement agent warrants that were issued after the finalization of exercise price was accounted for as equity. A roll-forward of activity is presented below for the nine months ended December 31, 2023 and 2022:

	2023	2022
	$	$

Balance beginning of period – March 31	1,008,216	520,747
New Issuance	1,224,933	—
Conversion to common shares	(39,089)	(192,794)
Change in fair value of derivative liabilities	386,845	27,662
End of derivative treatment	(1,652,572)	(17,979)
Convertible note modification	—	(53,402)
Balance end of period – December 31	928,333	351,719

The Monte-Carlo methodology was used to value the convertible note and warrant derivative components during the six months ended December 31, 2023 and 2022, using the following assumptions:

	2023	2022
Risk-free rate for term (%)	4.2 – 5.3	4.4 – 4.4
Volatility (%)	76.2 – 126.6	94 – 102
Remaining terms (Years)	0.25 – 1.49	1 – 1
Stock price ($ per share)	0.46 – 3.04	0.45 – 0.45

8. DERIVATIVE LIABILITIES

On December 19, 2019 and January 9, 2020, the Company issued 7,830 Series A preferred shares; 6,000 of these were issued for cash proceeds of $6,000,000 and 1,830 of these were issued on conversion of $1,830,000 of promissory notes that had previously been issued for cash proceeds in October 2019.

On May 22, 2020, another 215 Series A preferred shares were issued as a result of a combined transaction that included the conversion of $100,000 in promissory notes and $15,000 in accrued interest for 115 preferred shares, as well as a purchase of 100 preferred shares for cash proceeds of $100,000.

During the three months ended September 30, 2021, an additional 100 Series A preferred shares were issued for cash proceeds of $100,000 (Note 9 d).

During the three months ended December 31, 2021, the Company redeemed $230,000 preferred shares through cash. The total amount of the preferred shares redeemed and derivative liabilities derecognized was $225,919. The difference of redemption value of $230,000 and the carrying value of preferred shares on the day of redemption was $4,081 was recognized as a deemed dividend distribution.

In addition, during the three months ended December 31, 2021, the Company converted $715,000 preferred shares into 288,756 common shares. The difference between the total amount of the preferred shares converted, derivative liabilities derecognized and unpaid interests at the time of conversion ($1,076,513), and the fair value of the common shares converted ($1,226,406) was $149,893 and was recognized as deemed dividend distribution.

During the three months ended June 30, 2022, the Company redeemed $328,904 preferred shares through cash. The total amount of the preferred shares redeemed and derivative liabilities derecognized was $296,032. The difference of redemption value of $328,904 and the carrying value of preferred shares on the day of redemption was $32,872 and was recognized as a deemed dividend distribution

During the three months ended September 30, 2022, the Company redeemed $69,852 preferred shares through cash. The total amount of the preferred shares redeemed and derivative liabilities derecognized was $65,062. The difference of redemption value of $69,852 and the carrying value of preferred shares on the day of redemption was $4,790 and was recognized as a deemed dividend distribution.

During the three months ended December 31, 2022, the Company redeemed $496,800 preferred shares through cash. The total amount of the preferred shares redeemed and derivative liabilities derecognized was $469,116. The difference of redemption value of $496,800 and the carrying value of preferred shares on the day of redemption was $27,684 and was recognized as a deemed dividend distribution.

The Company analyzed the compound features of variable conversion and redemption embedded in the preferred shares instrument, for potential derivative accounting treatment on the basis of ASC 820 (Fair Value in Financial Instruments), ASC 815 (Accounting for Derivative Instruments and Hedging Activities), Emerging Issues Task Force (“EITF”) Issue No. 00–19 and EITF 07–05, and determined that the embedded derivatives should be bundled and valued as a single, compound embedded derivative, bifurcated from the underlying equity instrument, treated as a derivative liability, and measured at fair value.

	Fiscal Year 2023 $	Fiscal Year 2022 $
Derivative liabilities, beginning of year	352,402	410,042
New issuance	-	17,084
Change in fair value of derivatives during the Year	459,699	398,111
Reduction due to preferred shares redeemed	(53,036)	(472,835)
Derivative liabilities, end of year	759,065	352,402

BIOTRICITY INC.

Notes to Consolidated Financial Statements

The lattice methodology was used to value the derivative components, using the following assumptions:

	Fiscal Year	Fiscal Year
	2023	2022
Dividend yield (%)	12	12
Risk-free rate for term (%)	1.90 – 4.40	1.63 - 1.71
Volatility (%)	82.2 – 108.2	101.7 - 110.5
Remaining terms (Years)	0.5 – 1.12	3.17 - 4.00
Stock price ($ per share)	0.45 – 1.77	2.27 - 3.98

In addition, the Company recorded derivative liabilities related to the conversion and redemption features of the convertible notes, as well as warrants that were issued in connection with the convertible notes (Note 5). Any noteholder and placement agent warrants that were issued after the finalization of exercise price was accounted for as equity.

	Fiscal Year 2023 $	Fiscal Year 2022 $

Balance beginning of year	520,747	3,633,856
New Issuance	685,417
Conversion to common shares	(192,794)	(3,398,557)
Change in fair value of derivative liabilities	24,174	285,448
Convertible note modification	14,082	—
Convertible note redemption	(43,410)	—
Balance end of year	1,008,216	520,747

The Monte-Carlo methodology was used to value the convertible note and warrant derivative components, using the following assumptions:

	Fiscal Year	Fiscal Year
	2023	2022
Risk-free rate for term (%)	4.10 – 4.70	0.40 - 1.37
Volatility (%)	92.2 – 94.5	66.1 - 80.3
Remaining terms (Years)	1.34 – 1.59	0.12 - 0.29
Stock price ($ per share)	0.46 – 0.78	2.27 - 3.98